CAPITAL STOCK - Change in Contributed Surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	$ 0	$ 0
Change in excess tax benefit on outstanding share-based awards	(3,135)	4,302
Share-based compensation expense credited to capital on options exercised	0	0
Share-based compensation expense	(12,011)	5,273
Change in contributed surplus	(54,265)	(22,364)
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	597	2,693	$ 2,088
Change in excess tax benefit on outstanding share-based awards	(3,135)	4,302	(1,502)
Share-based compensation expense credited to capital on options exercised	(495)	(595)	(746)
Share-based compensation expense	(7,828)	5,273	3,359
DSU settlement, net of required minimum tax withholding	0	0	(218)
Change in contributed surplus	(12,055)	6,287	(1,195)
Contributed surplus | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	167	427	931
Contributed surplus | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(1,935)	885	665
Contributed surplus | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ (6,060)	$ 3,961	$ 1,763